Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Relationship of Related Parties

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company

Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He	Relatives of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd.	Relate to one of the Company’s shareholders

Schedule of Due to Related Parties	As of June 30, 2020 and 2019, due to related parties consist of the following:
	As of June 30,
	2020	2019
Mr. Silong Chen	$25,462	$-

Schedule of Revenue from Related Parties	Revenue from related parties consisted of the following:
	For the years ended June 30,
Name	2020	2019	2018
Linsun	$72,987	$185,126	$-
Dogness Network	836,664	143,441	-
Total	$909,651	$328,567	$-

Schedule of Accounts Receivable from Related Parties

Accounts receivable from related parties consisted of the following:

	As of June 30,
Accounts receivable - related parties:	2020	2019
-Linsun	$-	$92,563
-Dogness Network	559,465	152,201
Total	$559,465	$244,764

Schedule of Accounts Payable to Related Parties	Accounts payables to related parties consisted of the following
	As of June 30,
Accounts payable - related parties:	2020	2019
-Linsun	$301,555	$-
-Dogness Network	3,660	-
Total	$305,215	$-